Commitments and contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Advertising and research and development projects USD ($)	Dec. 31, 2012 Advertising and research and development projects CNY	Dec. 31, 2012 Capital commitments USD ($)	Dec. 31, 2012 Capital commitments CNY
Commitments and contingencies
Rental expenses	$ 1,224	7,623	6,008	1,493
Future minimum rental payments under non-cancellable operating leases
2013		1,792
2014		367
2015		234
2016		3
2017		3
Thereafter		12
Total		2,411
Commitments
Capital commitments for purchase of machinery and equipment							139	863
Commitments for research and development projects					3,656	22,776
Depositary receipt facility
Incentive payment received for grant of exclusive right to manage the company's American Depositary Receipt (ADR) program	160	1,006	1,025	1,056
Minimum percentage of decline in the outstanding American Depositary Receipts (ADRs) required to effect contingent obligation	50.00%	50.00%
Total incentive payment received for grant of exclusive right to manage the company's American Depositary Receipt (ADR) program	3,954	24,635
Sales of bills receivable commitments
Outstanding bills receivable with recourse liability	24,887	155,046	40,560
Recourse liability recognized related to bills receivable	$ 0	0	0